Accrued liabilities - Long-term (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Accrued liabilities
Aircraft and engine lease extension benefit		$ 61,730	$ 107,400	$ 127,831
Supplier services agreement		66,539	77,174	4,350
Depositary services benefit				1,473
Other		8,964	15,274	36,154
Total long-term accrued liabilities	$ 6,972	$ 137,233	$ 199,848	$ 169,808